Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14 — RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Yuanwen Xia	Chief Financial Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Shanghai Shenbao	Controlled by Botao Ma
Ningbo Shen’an Enterprise Management Center LLP (“Ningbo Shen’an)	Controlled by Botao Ma

2)	Transactions with related parties

During the fiscal years ended June 30, 2022, 2023 and 2024, the transactions with related parties were as follows:

Purchases of services from related parties

	For the Years Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Shanghai GBG	11,312,417	11,257,057	1,987,274

Borrowings from (Repayment of Borrowings to) related parties

	For the Year ended June 30,
	2022		2023		2024
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Xinhui	6,900,000	(7,450,000)	—	—	28,100,000	(28,390,200)
Botao Ma	1,100,000	(300,000)	—	—	400,000	(400,000)
Yuanwen Xia	300,000	(100,000)	237,000	(437,000)	—	—
	8,300,000	(7,850,000)	237,000	(437,000)	28,500,000	(28,790,200)

(Loans made to) Repayment of loans from related parties

	For the Year ended June 30,
	2022		2023		2024
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Botao Ma	—	2,750,000	—	—	—	—
Shanghai Shenbao	(400,000)	—	—	700,000	—	—
Ningbo Shen’an	—	—	(15,500)	30,000	—	—
	(400,000)	2,750,000	(15,500)	730,000	—	—

Collection of payments on behalf of a related party

For the fiscal year ended June 30, 2022, 2023 and 2024, Zhibao China Group made payments of RMB 5.4 million, RMB nil and RMB nil to Mr. Botao Ma. For the year ended June 30, 2023, Botao Ma made repayments of RMB 15.0 million (US$2.1 million) to Zhibao China Group, and settled payable of RMB 0.8 million (US$0.1 million) with receivables. In addition, Xinhui settled payable of RMB 0.5 million (US$63,409) with receivables due from Botao Ma. As of June 30, 2023, all outstanding balance due from Botao Ma was fully settled.

Settlement of subscription fees advanced from a investor

As noted in Note 9, during the year ended June 30, 2024, Shanghai Xinhui made cash payment of RMB 6,003,659 to an investor on behalf of the Company to settle the liability with the investor.

3)	Balances with related parties

As of June 30, 2023 and 2024, the balances with related parties were as follows:

	June 30, 2023	June 30, 2024
	RMB	RMB
Due from related parties
Shanghai GBG(a)	8,526,012	16,566,524

(a)	As of June 30, 2023 and 2024, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company.

	June 30, 2023	June 30, 2024
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	290,200	6,003,659
Botao Ma(b)	—	162,408
	290,200	6,166,067

(c)	As of June 30, 2023, the balance due to Shanghai Xinhui represented borrowings from related parties. The borrowings were interest free and payable on demand.

As of June 30, 2024, the balance due to Shanghai Xinhui represented the amount paid by the related party on behalf of the Company to settle the subscription fees liabilities due to an investor (Note 9).

(d)	As of June 30, 2024, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand.